Deferred Tax Assets/Liabilities (Tables)	12 Months Ended
Dec. 31, 2022
Text Block [Abstract]
Summary of Deferred Tax Assets (Liabilities)

	December 31, 2022	December 31, 2021
	S$’000	S$’000
Deferred tax assets	3,463	1,943
Deferred tax liabilities	(852)	(1,507)

	2,611	436

Summary of Major Deferred Tax Liabilities and Assets Recognized by the Group
Following are the major deferred tax liabilities and assets recognized by the Group:

Deferred tax asset (net)	Provisions	T ax depreciation	Undistributed earnings	Others	Total
	S$’000	S$’000	S$’000	S$’000	S$’000
At January 1, 2021	1,078	34	—	339	1,451
Credit (charge) to profit or loss (Note 27)	46	(158)	(1,402)	—	(1,514)
Over ( U nder ) provision in prior years (Note 27)	707	(109)	—	—	598
Currency alignment	(81)	(40)	—	22	(99)

At December 31, 2021	1,750	(273)	(1,402)	361	436
(Charge) credit to profit or loss (Note 27)	(116)	475	874	411	1,644
Over (Under) provision in prior years (Note 27)	1,070	(36)	—	—	1,034
Acquired on acquisition of a subsidiary (Note 34)	—	—	—	(317)	(317)
Currency alignment	(235)	4	—	45	(186)

At December 31, 2022	2,469	170	(528)	500	2,611